Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 9 – Stock-Based Compensation

Equity Incentive Plan

In October 2020, in connection with the Business Combination, the Company’s stockholders approved the Parts iD, Inc. 2020 Equity Incentive Plan (the “2020 EIP”). The 2020 EIP became effective immediately upon the closing of the Business Combination. As of December 31, 2022, of the 4,904,596 shares of Class A common stock reserved for issuance under the 2020 EIP in the aggregate, 3,212,078 shares remain available for issuance.

The 2020 EIP provides for the grant of stock options, restricted stock, restricted stock units, performance shares, performance units, stock appreciation rights, other stock-based awards and cash awards (collectively “awards”). The awards may be granted to employees, directors and consultants of the Company.

During the year ended December 31, 2022, selling, general and administrative expenses included $2,444,246 of stock-based compensation expense.

Beginning in January 2021, the Company has granted both restricted stock units (“RSUs”) and restricted performance-based stock units (“PSUs”) as described below.

Restricted Stock Units

The following table summarizes the activity related to RSUs during the year ended December 31, 2022:

		Weighted
	Restricted	Average Grant
	Stock	Date
	Units	Fair Value
Unvested balance at beginning of the period	1,551,033	$6.52
Granted	414,582	$1.13
Vested	(860,169)	$6.12
Forfeited	(52,001)	$7.62
Unvested balance at December 31, 2022	1,053,445	$4.67

The Company has granted RSUs that vest over a specified period, generally up to three years from the date of grant. RSUs granted in 2022 included (a) 376,582 RSUs granted to directors, of which 50,000 vested on September 28, 2022 and the balance of 326,582 will vest on June 14, 2023 or the date of the 2023 annual meeting of stockholders, and (b) 75,000 RSUs granted to various employees, contractors and consultants, in 2022 of which (i) will vest at various intervals over a three year period, (ii) 52,001 were forfeited, and (iii) 726,863 will vest, subject to the participants’ continued service to the Company, as provided in the applicable award agreements. During 2022, 106,812 director and 753,357 non-director shares were vested.

The Company recognized $2,444,246 of stock-based compensation expense associated with RSUs for the year ended December 31, 2022. As of December 31, 2022, approximately $4.2 million of unamortized stock-based compensation expense was associated with outstanding RSUs, which is expected to be recognized over a remaining weighted average period of 0.78 years.

Performance-Based Restricted Stock Units

The following table summarizes the activity related to PSUs during the year ended December 31, 2022:

PSU Type	Balance at December 31, 2022	Granted	Forfeited	Balance at December 31, 2021
Net revenue based	421,600	29,600	103,200	495,200
Weighted average grant date fair value	$7.61	$2.20	$7.92	$8.00
Cash flow based	105,400	7,400	25,800	123,800
Weighted average grant date fair value	$1.55	1.55	$1.55	$2.44
Total	527,000	37,000	129,000	619,000

During the year ended December 31, 2022, the Company granted 37,000 PSUs to several employees, contractors and consultants that contain both service and performance-based vesting conditions, of which 129,000 PSUs were forfeited and the remaining were outstanding as of December 31, 2022. The PSUs will vest in March 2024 based upon the level of achievement of several Company-specific cumulative operational performance milestones for the three years ended December 31, 2023, as determined by the Compensation Committee of the Company.

Of the PSUs granted in 2021, 80% are based on net revenue performance-based vesting conditions that were established at the grant date and 20% are subject to cash flow performance-based vesting conditions, of which certain thresholds had not been established as of December 31, 2022. As a result, the service inception date of the cash-flow based PSUs precedes the grant date associated with these PSUs and the recognition of compensation expense is based upon the fair value of these PSUs as of December 31, 2022. See “Stock Compensation” in Note 2 for more information.

As of December 31, 2022, the performance criteria included in the PSUs plan are unlikely to be achieved and accordingly the Company has no accrual of stock-based compensation expenses associated with the outstanding PSUs. The weighted average period of 1.07 years was remaining before the expiration of outstanding PSUs.

Employee Stock Purchase Plan

In October 2020, in connection with the Business Combination, the Company’s stockholders approved the Parts iD, Inc. 2020 Employee Stock Purchase Plan (the “2020 ESPP”). There are 2,043,582 shares of Class A common stock available for issuance under the 2020 ESPP. The 2020 ESPP became effective immediately upon the closing of the Business Combination, but it has not yet been implemented. As of December 31, 2022 and 2021, no shares had been issued under the 2020 ESPP.